Concentrations and Risks	12 Months Ended
Dec. 31, 2011
Concentrations and Risks [Abstract]
CONCENTRATIONS AND RISKS
22.	CONCENTRATIONS AND RISKS

Customers Concentrations

Details of customers accounting for 10% or more of net revenues are as follows:

	Years Ended December 31,
Customer	2009	2010	2011

A	21%	21%	34%
B	22%	12%	16%

Foreign currency risk - RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of the RMB into foreign currencies. The value of the RMB is subject to changes in PRC government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. RMB balances in cash and cash equivalents and term deposits of the Company included RMB377,924 at December 31, 2010 and RMB214,970 at December 31, 2011.

Equity price risk - The Company is exposed to equity price risk as a result of its investments in equity securities and written options. Equity price risk results from changes in the level or volatility of equity prices, which affect the value of equity securities, or instruments that derive their value from such securities. The Company attempts to mitigate its exposure to such risks by not limiting its investment to any one security or index.

Concentration of credit risk - Financial instruments that potentially expose the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, trade receivables, and term deposits. The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality. Short-term investments are traded through highly rated equity security brokers. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.